Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (285,746)	$ (297,323)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(10,872)	41,297
Amortization of prepaid expenses	10,469	1,922
Common stock issued for consulting services	0	7,373
Stock-based compensation	60,000	0
Interest accrued on convertible promissory notes	12,926	27,615
Accounts receivable	0	(28,449)
Prepaid expenses	0	(486)
GST payable (recoverable)	(2,558)	(2,766)
Liabilities to customers	0	28,449
Accounts payable and accrued liabilities	(22,518)	16,899
Cash flows provided by (used in) operating activities	(238,299)	(205,469)
FINANCING ACTIVITIES
Proceeds received on issuance of promissory notes	242,688	200,135
Promissory notes repaid	(33,596)	0
Proceeds on issuance of Class B Common Shares	100	0
Cash flows provided by (used in) financing activities	209,192	200,135
NET (DECREASE) INCREASE IN CASH	(29,107)	(5,334)
Cash (bank indebtedness), beginning of the period	493,810	494,443
CASH, END OF THE PERIOD	$ 464,703	$ 489,109